UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5225

                      Oppenheimer Quest Balanced Value Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: October 31
                                                ----------

                   Date of reporting period: January 31, 2005
                                             ----------------

ITEM 1. SCHEDULE OF INVESTMENTS.

STATEMENT OF INVESTMENTS                                                         January 31, 2005/Unaudited
-----------------------------------------------------------------------------------------------------------

                                                                              Shares              Value
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS--67.9%
-----------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--10.5%
-----------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--3.3%
Royal Caribbean Cruises Ltd.                                               4,800,000     $  254,400,000
-----------------------------------------------------------------------------------------------------------
MEDIA--1.8%
DirecTV Group, Inc. (The) 1                                                8,955,000        134,772,750
-----------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--1.8%
Kohl's Corp. 1                                                             3,000,000        141,030,000
-----------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--3.6%
Office Depot, Inc. 1                                                      10,000,000        172,900,000
-----------------------------------------------------------------------------------------------------------
Tiffany & Co.                                                              3,200,000        100,576,000
                                                                                         ------------------
                                                                                            273,476,000
CONSUMER STAPLES--4.9%
-----------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--4.1%
Wal-Mart Stores, Inc.                                                      6,000,000        314,400,000
-----------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.8%
Avon Products, Inc.                                                        1,350,300         57,009,666

ENERGY--9.3%
-----------------------------------------------------------------------------------------------------------
OIL & GAS--9.3%
BP plc, ADR                                                                3,000,000        178,860,000
-----------------------------------------------------------------------------------------------------------
ChevronTexaco Corp.                                                        2,500,000        136,000,000
-----------------------------------------------------------------------------------------------------------
ConocoPhillips                                                             4,250,000        394,357,500
                                                                                         ------------------
                                                                                            709,217,500
FINANCIALS--17.7%
-----------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--5.4%
American Express Co.                                                       3,000,000        160,050,000
-----------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                            4,000,000        196,200,000
-----------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                  1,000,000         60,070,000
                                                                                         ------------------
                                                                                            416,320,000
-----------------------------------------------------------------------------------------------------------
INSURANCE--12.3%
AMBAC Financial Group, Inc.                                                2,540,000        195,275,200
-----------------------------------------------------------------------------------------------------------
American International Group, Inc.                                         3,000,000        198,870,000
-----------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)                              4,500,000        302,805,000
-----------------------------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The)                                        3,000,000        112,620,000
-----------------------------------------------------------------------------------------------------------
UnumProvident Corp.                                                        7,632,500        131,050,025
                                                                                         ------------------
                                                                                            940,620,225
HEALTH CARE--5.1%
-----------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--1.6%
Amgen, Inc. 1                                                              2,000,000        124,480,000
-----------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--3.5%
Sanofi-Aventis SA, ADR                                                     7,250,000        269,845,000

INDUSTRIALS--3.8%
-----------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.3%
Boeing Co.                                                                 2,000,000        101,200,000
-----------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.9%
ChoicePoint, Inc. 1                                                        2,200,000        101,200,000

1     |     Oppenheimer Quest Balanced Fund


STATEMENT OF INVESTMENTS                                                         January 31, 2005/Unaudited
-----------------------------------------------------------------------------------------------------------

                                                                              Shares              Value
-----------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES CONTINUED
H&R Block, Inc.                                                              836,700     $   40,420,977
                                                                                         ------------------
                                                                                            141,620,977
-----------------------------------------------------------------------------------------------------------
MACHINERY--0.6%
Eaton Corp.                                                                  721,400         49,047,986

INFORMATION TECHNOLOGY--12.0%
-----------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--3.7%
Cisco Systems, Inc. 1                                                      7,000,000        126,280,000
-----------------------------------------------------------------------------------------------------------
JDS Uniphase Corp. 1                                                      32,000,000         68,480,000
-----------------------------------------------------------------------------------------------------------
Nokia Corp., Sponsored ADR                                                 6,000,000         91,680,000
                                                                                         ------------------
                                                                                            286,440,000
-----------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--2.1%
Dell, Inc. 1                                                               3,788,600        158,211,936
-----------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.3%
Flextronics International Ltd. 1                                          12,400,000        175,460,000
-----------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.0%
Texas Instruments, Inc.                                                   10,000,000        232,100,000
-----------------------------------------------------------------------------------------------------------
SOFTWARE--0.9%
Cadence Design Systems, Inc. 1                                             5,000,000         66,650,000

MATERIALS--4.6%
-----------------------------------------------------------------------------------------------------------
METALS & MINING--2.5%
Inco Ltd. 1                                                                5,900,000        194,169,000
-----------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--2.1%
International Paper Co.                                                    4,000,000        156,600,000
                                                                                         ------------------
Total Common Stocks (Cost $4,793,952,617)                                                 5,197,071,040



                                                                               Units
-----------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
-----------------------------------------------------------------------------------------------------------
Conseco, Inc. Wts., Exp. 9/10/08 1 (Cost $442,500)                            88,500            251,340

                                                                           Principal
                                                                              Amount
-----------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--1.6%
-----------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
1.625%, 3/31/05                                                        $  57,340,000         57,288,509
2.625%, 3/15/09                                                           65,155,000         62,793,196
                                                                                         ------------------
Total U.S. Government Obligations (Cost $121,935,312)                                       120,081,705
-----------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--24.0%
-----------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--2.7%
-----------------------------------------------------------------------------------------------------------
AUTOMOBILES--1.3%
DaimlerChrysler NA Holdings Corp., 6.40% Nts., 5/15/06                    34,100,000         35,335,818
-----------------------------------------------------------------------------------------------------------
Ford Motor Co., 7.45% Bonds, 7/16/31                                       7,610,000          7,613,934
-----------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 6.125% Unsec. Nts., 1/9/06                         20,060,000         20,466,034
-----------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.75% Nts., 1/15/06                      38,505,000         39,364,740
                                                                                         ------------------
                                                                                            102,780,526
-----------------------------------------------------------------------------------------------------------
MEDIA--1.4%
News America Holdings, Inc., 9.25% Sr. Debs., 2/1/13                       8,500,000         10,970,338

2     |     Oppenheimer Quest Balanced Fund


STATEMENT OF INVESTMENTS                                                         January 31, 2005/Unaudited
-----------------------------------------------------------------------------------------------------------

                                                                           Principal
                                                                              Amount              Value
-----------------------------------------------------------------------------------------------------------
MEDIA CONTINUED
-----------------------------------------------------------------------------------------------------------
Time Warner, Inc., 5.625% Sr. Unsec. Nts., 5/1/05                      $  29,270,000     $   29,459,553
-----------------------------------------------------------------------------------------------------------
Viacom, Inc., 6.40% Sr. Nts., 1/30/06                                     38,950,000         40,110,165
-----------------------------------------------------------------------------------------------------------
Walt Disney Co. (The), 5.375% Sr. Unsec. Nts., 6/1/07                     24,350,000         25,172,713
                                                                                         ------------------
                                                                                            105,712,769
CONSUMER STAPLES--4.1%
-----------------------------------------------------------------------------------------------------------
BEVERAGES--0.5%
Coca-Cola Enterprises, Inc., 5.25% Unsec. Unsub. Nts., 5/15/07            41,139,000         42,572,242
-----------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.9%
CVS Corp., 3.875% Unsec. Nts., 11/1/07                                    24,360,000         24,371,474
-----------------------------------------------------------------------------------------------------------
Safeway, Inc., 6.15% Sr. Unsec. Nts., 3/1/06                              40,125,000         41,250,266
                                                                                         ------------------
                                                                                             65,621,740
-----------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--2.1%
General Mills, Inc., 2.625% Unsec. Unsub. Nts., 10/24/06                  43,810,000         42,968,322
-----------------------------------------------------------------------------------------------------------
Kellogg Co., 2.875% Nts., 6/1/08                                          43,500,000         42,117,918
-----------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 4.625% Nts., 11/1/06                                   46,350,000         47,112,643
-----------------------------------------------------------------------------------------------------------
Tyson Foods, Inc., 7.25% Sr. Unsec. Nts., 10/1/06                         28,240,000         29,799,356
                                                                                         ------------------
                                                                                            161,998,239
-----------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.6%
Proctor & Gamble Co. (The), 3.50% Nts., 12/15/08                          43,230,000         42,872,661

ENERGY--2.0%
-----------------------------------------------------------------------------------------------------------
OIL & GAS--2.0%
ChevronTexaco Capital Co., 3.50% Nts., 9/17/07                            43,790,000         43,771,871
-----------------------------------------------------------------------------------------------------------
ConocoPhillips, 3.625% Sr. Unsec. Nts., 10/15/07                          40,890,000         40,755,063
-----------------------------------------------------------------------------------------------------------
Marathon Oil Corp., 5.375% Unsec. Nts., 6/1/07                            38,950,000         40,346,007
-----------------------------------------------------------------------------------------------------------
Valero Energy Corp., 6.125% Unsec. Nts., 4/15/07                          24,350,000         25,542,225
                                                                                         ------------------
                                                                                            150,415,166
FINANCIALS--6.6%
-----------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.5%
Credit Suisse First Boston, Inc. (USA), 5.75% Unsec. Nts., 4/15/07        37,650,000         39,280,847
-----------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--1.9%
Household Finance Corp., 7% Nts., 5/15/12                                 20,000,000         22,924,040
-----------------------------------------------------------------------------------------------------------
KeyCorp, 2.75% Sr. Nts., Series G, 2/27/07                                43,615,000         42,692,368
-----------------------------------------------------------------------------------------------------------
US Bank NA, 2.85% Nts., 11/15/06                                          40,300,000         39,829,256
-----------------------------------------------------------------------------------------------------------
Wachovia Corp., 4.95% Nts., 11/1/06                                       40,680,000         41,646,882
                                                                                         ------------------
                                                                                            147,092,546
-----------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.3%
American Express Credit Corp., 3% Nts., 5/16/08                           19,460,000         18,973,228
-----------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--3.4%
American Express Co., 5.50% Nts., 9/12/06                                 41,100,000         42,403,363
-----------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The), 6.50% Nts., 5/1/06                         38,970,000         40,413,098
-----------------------------------------------------------------------------------------------------------
CIT Group, Inc., 7.75% Sr. Unsec. Unsub. Nts., 4/2/12                     15,000,000         17,790,615
-----------------------------------------------------------------------------------------------------------
Citigroup, Inc.:
5% Nts., 3/6/07                                                           26,426,000         27,153,032
6% Nts., 2/21/12                                                          15,000,000         16,439,220
-----------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), 5.70% Sr. Unsec. Nts., 9/1/12            25,000,000         26,609,950
-----------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co., 5.25% Nts., 5/30/07                                 46,725,000         48,366,683
-----------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 6.15% Nts., Series B, 1/26/06                  38,390,000         39,410,790
                                                                                         ------------------
                                                                                            258,586,751


3     |     Oppenheimer Quest Balanced Fund


STATEMENT OF INVESTMENTS                                                         January 31, 2005/Unaudited
-----------------------------------------------------------------------------------------------------------

                                                                           Principal
                                                                              Amount              Value
-----------------------------------------------------------------------------------------------------------
FINANCIALS CONTINUED
-----------------------------------------------------------------------------------------------------------
INSURANCE--0.5%
International Lease Finance Corp., 4% Nts., Series O, 1/17/06          $  41,660,000     $   41,865,176

HEALTH CARE--1.0%
-----------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.5%
Tenet Healthcare Corp., 5% Sr. Nts., 7/1/07                               32,275,000         33,001,188
-----------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.5%
Bristol-Myers Squibb Co., 4.75% Nts., 10/1/06                             38,950,000         39,646,660

INDUSTRIALS--3.5%
-----------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.6%
Boeing Capital Corp., 6.50% Nts., 2/15/12                                 10,000,000         11,238,740
-----------------------------------------------------------------------------------------------------------
General Dynamics Corp., 2.125% Nts., 5/15/06                              40,930,000         40,298,082
-----------------------------------------------------------------------------------------------------------
Northrop Grumman Corp., 4.079% Nts., 11/16/06                             43,840,000         44,132,807
-----------------------------------------------------------------------------------------------------------
Raytheon Co., 6.75% Nts., 8/15/07                                         29,200,000         31,243,708
                                                                                         ------------------
                                                                                            126,913,337
-----------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.6%
FedEx Corp., 2.65% Unsec. Nts., 4/1/07                                    43,830,000         42,809,068
-----------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.3%
Cendant Corp., 6.875% Sr. Unsec. Nts., 8/15/06                            15,100,000         15,811,618
-----------------------------------------------------------------------------------------------------------
Waste Management, Inc., 6.50% Sr. Unsub. Nts., 11/15/08                    8,740,000          9,476,371
                                                                                         ------------------
                                                                                             25,287,989
-----------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.6%
General Electric Capital Corp.:
5.35% Nts., Series A, 3/30/06                                             24,340,000         24,894,830
6% Nts., 6/15/12                                                          19,700,000         21,563,600
                                                                                         ------------------
                                                                                             46,458,430
-----------------------------------------------------------------------------------------------------------
MACHINERY--0.4%
John Deere Capital Corp., 3.125% Sr. Nts., Series D, 12/15/05             29,200,000         29,140,666

INFORMATION TECHNOLOGY--0.5%
-----------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.5%
Motorola, Inc., 4.608% Nts., 11/16/07                                     38,960,000         39,556,556
MATERIALS--1.1%
-----------------------------------------------------------------------------------------------------------
METALS & MINING--0.6%
Alcoa, Inc., 4.25% Sr. Unsec. Nts., 8/15/07                               44,705,000         45,265,332
-----------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.5%
Weyerhaeuser Co.:
5.50% Unsec. Unsub. Nts., 3/15/05                                         11,091,000         11,116,875
6% Unsec. Unsub. Nts., 8/1/06                                             24,350,000         25,199,206
                                                                                         ------------------
                                                                                             36,316,081
TELECOMMUNICATION SERVICES--1.4%
-----------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.1%
SBC Communications, Inc., 5.75% Sr. Nts., 5/2/06                          39,450,000         40,528,918
-----------------------------------------------------------------------------------------------------------
Verizon Global Funding Corp.:
6.75% Sr. Unsec. Unsub. Nts., 12/1/05                                     24,350,000         25,048,163
7.375% Sr. Nts., 9/1/12                                                   15,000,000         17,627,640
                                                                                         ------------------
                                                                                             83,204,721
-----------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.3%
AT&T Wireless Services, Inc., 7.35% Sr. Unsec. Nts., 3/1/06               24,740,000         25,755,255


4     |     Oppenheimer Quest Balanced Fund


STATEMENT OF INVESTMENTS                                                         January 31, 2005/Unaudited
-----------------------------------------------------------------------------------------------------------

                                                                           Principal
                                                                              Amount              Value
-----------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES CONTINUED
UTILITIES--1.1%
-----------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.6%
Dominion Resources, Inc.:
3.66% Sr. Nts., Series A, 11/15/06                                      $ 29,220,000     $   29,181,225
7.625% Sr. Unsec. Unsub. Nts., Series B, 7/15/05                          14,440,000         14,733,565
                                                                                         ------------------
                                                                                             43,914,790
-----------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.5%
Duke Capital LLC, 4.302% Sr. Unsec. Nts., 5/18/06                         37,870,000         38,251,199
                                                                                         ------------------
Total Non-Convertible Corporate Bonds and Notes (Cost $1,829,181,611)                     1,833,293,163
-----------------------------------------------------------------------------------------------------------
SHORT-TERM NOTES--3.5%
-----------------------------------------------------------------------------------------------------------
Federal Home Loan Bank:
2.10%, 2/1/05                                                             15,571,000         15,571,000
2.18%, 2/4/05                                                            100,000,000         99,981,833
2.21%, 2/14/05                                                            50,000,000         49,960,097
2.37%, 2/25/05                                                           100,000,000         99,842,000
                                                                                         ------------------
Total Short-Term Notes (Cost $265,354,930)                                                  265,354,930

-----------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments Purchased with                         7,416,052,178
Cash Collateral from Securities Loaned) (Cost $7,010,866,970)
-----------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--2.8%
-----------------------------------------------------------------------------------------------------------
ASSET BACKED FLOATING NOTE--0.3%
Money Market Trust, Series A, 2.555%, 2/15/08 2                           10,000,000         10,000,000
-----------------------------------------------------------------------------------------------------------
Whitehawk CDO Funding Corp., 2.56%, 3/15/05 2                             12,000,000         12,000,000
                                                                                         ------------------
                                                                                             22,000,000
-----------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER--0.3%
HSBS Finance Corp., 2.61% 3/23/05 2                                       24,902,500         24,902,500
-----------------------------------------------------------------------------------------------------------
FUNDING AGREEMENT/GIC--0.0%
Protective Life Insurance Co., 2.85%, 4/29/05 2                            2,000,000          2,000,000
-----------------------------------------------------------------------------------------------------------
MEDIUM-TERM FLOATING NOTE--0.4%
American Express Credit Corp., 2.505% Sr. Nts., 2/16/05 2                  4,947,383          4,947,383
-----------------------------------------------------------------------------------------------------------
Countrywide Home Loans, Inc., 2.426% Unsec. Unsub. Nts., Series M,
2/22/05 2                                                                  4,499,841          4,499,841
-----------------------------------------------------------------------------------------------------------
Deutsche Bank AG (New York), 2.79% Deposit Nts., 4/14/05 2                17,500,000         17,500,000
                                                                                         ------------------
                                                                                             26,947,224
-----------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--1.8%
Undivided interest of 2.23% in joint repurchase agreement (Principal
Amount/Value $2,600,000,000, with a maturity value of $2,600,184,167)
with Nomura Securities, 2.55%, dated 1/31/05, to be repurchased at $57,967,316 on 2/1/05, collateralized by U.S. Government Mortgage
Agencies, 0%-7%, 1/15/08-3/15/46, with a value of $2,698,299,235 2        57,963,210         57,963,210
-----------------------------------------------------------------------------------------------------------
Undivided interest of 10.73% in joint repurchase agreement (Principal
Amount/Value $286,569,700, with a maturity value of $286,705,104)
with UBS Securities LLC, 2.43%, dated 1/31/05, to be repurchased at
$30,772,733 on 2/3/05, collateralized by AA Asset-Backed Securities,
0%-7.48%, 3/15/13-2/15/41, with a value of $300,899,097 2                 30,758,200         30,758,200


5     |     Oppenheimer Quest Balanced Fund


STATEMENT OF INVESTMENTS                                                         January 31, 2005/Unaudited
-----------------------------------------------------------------------------------------------------------

                                                                           Principal
                                                                              Amount              Value
-----------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS  CONTINUED

Undivided interest of 6.25% in joint repurchase agreement (Principal
Amount/Value $800,000,000, with a maturity value of $800,056,667)
with Wamu Capital Corp., 2.55%, dated 1/31/05, to be repurchased at
$50,003,542 on 2/1/05, collateralized by U.S. Government Mortgage
Agencies, 2.879%-7%, 10/1/19-7/1/37, with a value of $816,000,000 2      $50,000,000     $   50,000,000
                                                                                         ------------------
                                                                                            138,721,410
                                                                                         ------------------
Total Investments Purchased with Cash Collateral from Securities Loaned (Cost
$214,571,134)                                                                               214,571,134
-----------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $7,225,438,104)                               99.8%     7,630,623,312
-----------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                  0.2         18,766,371

                                                                         ----------------------------------
Net Assets                                                                     100.0%    $7,649,389,683
                                                                         ==================================

Footnotes to Statement of Investments

1. Non-income producing security.
2. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes to Quarterly Statement of Investments.


FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $7,241,041,893
                                              ===============

Gross unrealized appreciation                 $  479,250,845
Gross unrealized depreciation                    (89,669,426)
                                              ---------------
Net unrealized appreciation                   $  389,581,419
                                              ===============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations


6     |     Oppenheimer Quest Balanced Fund

STATEMENT OF INVESTMENTS                              January 31, 2005/Unaudited
--------------------------------------------------------------------------------

or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

FOREIGN CURRENCY CONTRACTS. A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of January 31, 2005, the Fund had no outstanding foreign currency contracts.

SECURITIES LENDING. The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund also continues to receive interest or dividends paid on the securities loaned. As of January 31, 2005, the Fund had on loan securities valued at $288,728,905. Collateral of $292,593,978 was received for the loans, of which $214,571,134 was received in cash and subsequently invested in approved instruments.


7     |     Oppenheimer Quest Balanced Fund

ITEM 2. CONTROLS AND PROCEDURES.

        (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of January 31, 2005,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

        (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

        (a) Exhibits attached hereto. (Attach certifications as exhibits)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Quest Balanced Value Fund


By:       /s/John V. Murphy
          -----------------
          John V. Murphy

          Chief Executive Officer

Date:     March 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/John V. Murphy
          -----------------
          John V. Murphy

          Chief Executive Officer

Date:     March 17, 2005

By:       /s/Brian W. Wixted
          ------------------
          Brian W. Wixted

          Chief Financial Officer

Date:     March 17, 2005